UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%
Argentina — 0.3%
MercadoLibre	12,900	$1,065

Australia — 0.7%
Brambles	113,406	828
Cochlear	11,257	786
Woolworths	25,259	755

		2,369

Belgium — 0.2%
Groupe Bruxelles Lambert	7,239	538

Brazil — 0.3%
Itau Unibanco Holding ADR	33,343	509
Petroleo Brasileiro ADR	30,640	703

		1,212

Canada — 1.0%
Catamaran *	902	88
Cenovus Energy	14,102	492
Eldorado Gold	47,784	728
Fairfax Financial Holdings	3,504	1,352
Ritchie Bros Auctioneers	23,399	450
Thomson Reuters	748	22
Westport Innovations *	9,450	263

		3,395

China — 0.8%
Baidu ADR*	8,268	966
China Shenhua Energy, Cl H	258,000	1,002
Want Want China Holdings	760,000	969

		2,937

Denmark — 1.0%
DSV	34,847	784
Novo Nordisk ADR	12,957	2,045
Novozymes, Cl B	28,061	774

		3,603

Finland — 0.7%
Kone, Cl B	21,523	1,491
Sampo, Cl A	28,985	903

		2,394

France — 1.3%
CFAO	14,510	696
Cie Generale d’Optique Essilor International	12,694	1,190
Danone ADR	111,156	1,362
Edenred	25,451	716
Lafarge	12,467	672

		4,636

Germany — 1.0%
Aixtron	20,945	279
Continental	4,515	443
Deutsche Boerse	15,046	834
SAP ADR	29,863	2,130

		3,686

Hong Kong — 1.1%
Cheung Kong Holdings	47,000	689
Hang Seng Bank	54,900	842
Hong Kong Exchanges and Clearing	81,300	1,229
Kunlun Energy	650,000	1,139

		3,899

Description	Shares	Market Value ($ Thousands)
Ireland — 1.9%
Accenture, Cl A	781	$55
Covidien	18,113	1,076
CRH	33,302	641
CRH ADR	60,035	1,153
Experian	72,403	1,203
Ingersoll-Rand	41,769	1,872
Ryanair Holdings ADR*	24,248	782

		6,782

Japan — 1.9%
Canon	14,600	468
Fast Retailing	4,300	1,003
Inpex	109	652
Mitsui	40,100	566
Olympus	30,200	590
Rakuten	97,200	993
Shimano	8,500	621
SMC	4,800	776
Tokyo Electron	10,400	445
Trend Micro	18,000	504

		6,618

Netherlands — 0.8%
Chicago Bridge & Iron, NY Shares	509	19
CNH Global	534	21
James Hardie Industries	81,337	736
QIAGEN *	1,417	26
Unilever	31,868	1,129
Unilever ADR	23,098	819

		2,750

Norway — 0.4%
Aker Solutions	41,372	784
Seadrill	13,177	515

		1,299

Portugal — 0.1%
Galp Energia, Cl B	24,181	393

Russia — 0.4%
Magnit GDR	26,941	916
Sberbank of Russia ADR	35,804	420

		1,336

Singapore — 0.6%
Avago Technologies	563	20
DBS Group Holdings	57,176	671
United Overseas Bank	84,552	1,354

		2,045

South Africa — 0.7%
Massmart Holdings	23,729	480
Naspers	29,870	1,864

		2,344

South Korea — 0.9%
Hyundai Mobis	2,276	636
NHN	2,005	524
Samsung Electronics GDR	3,550	2,137

		3,297

Spain — 0.3%
Inditex	9,554	1,188

Sweden — 1.1%
Allied World Assurance Holdings	839	65
Atlas Copco, Cl B	99,044	2,075
Svenska Handelsbanken, Cl A	41,458	1,556

		3,696

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
Switzerland — 0.7%
Garmin	1,664	$69
Nestle	35,194	2,221
Tyco International	391	22

		2,312

Taiwan — 0.8%
Hon Hai Precision Industry GDR	114,676	718
Taiwan Semiconductor
Manufacturing ADR	134,693	2,131

		2,849

Turkey — 0.5%
BIM Birlesik Magazalar	30,312	1,266
Turkiye Garanti Bankasi ADR	83,369	361

		1,627

United Kingdom — 3.2%
Amlin	137,563	896
Antofagasta	44,669	910
Aon	440	23
ARM Holdings	114,000	1,059
BG Group	40,125	810
BHP Billiton	24,018	747
Burberry Group	16,285	263
Capita	75,879	949
Hargreaves Lansdown	37,885	385
Petrofac	19,000	489
Premier Farnell	124,129	345
Prudential	71,765	929
Rio Tinto	26,521	1,235
Tullow Oil	58,154	1,286
Wolseley	23,992	1,024

		11,350

United States — 74.4%
Consumer Discretionary — 14.3%
Amazon.com *	14,518	3,692
Bed Bath & Beyond *	42,325	2,667
Cablevision Systems, Cl A	92,919	1,473
Carnival	555	20
CBS, Cl B	70,216	2,551
Charter Communications, Cl A *	11,130	835
Coach	47,769	2,676
Comcast, Cl A	6,589	236
Delphi Automotive *	15,031	466
DIRECTV *	1,202	63
Discovery Communications, Cl A *	22,513	1,342
Expedia	662	39
Ford Motor	4,820	48
Gannett	313	6
General Motors *	318	7
Gentex	44,553	758
Harley-Davidson	51,565	2,185
Home Depot	26,870	1,622
Jarden	2,250	119
JC Penney	3,330	81
Johnson Controls	857	23
Liberty Interactive, Cl A *	1,140	21
Liberty Media - Liberty Capital, Cl A *	249	26
Liberty Ventures *	57	3
Lowe’s	104,521	3,161
Ltd. Brands	445	22
Macy’s	532	20

Description	Shares	Market Value ($ Thousands)
Marriott International, Cl A	337	$13
Mattel	153	5
McDonald’s	1,274	117
McGraw-Hill	16,341	892
Michael Kors Holdings *	492	26
Newell Rubbermaid	6,476	124
News, Cl B	51,467	1,276
NIKE, Cl B	27,999	2,657
Nordstrom	49,131	2,711
O’Reilly Automotive *	167	14
Polaris Industries	9,121	738
priceline.com *	60	37
PulteGroup *	443	7
Ralph Lauren, Cl A	6,987	1,057
Ross Stores	363	23
Sally Beauty Holdings *	123	3
Signet Jewelers	454	22
Staples	73,690	849
Starbucks	27,785	1,410
Starwood Hotels & Resorts Worldwide	21,542	1,249
Target	64,417	4,089
Tempur-Pedic International *	83	2
Time Warner	1,069	48
Time Warner Cable	22,396	2,129
TJX	2,126	95
Tractor Supply	93	9
Tupperware Brands	1,506	81
Under Armour, Cl A *	23,512	1,313
Virgin Media	363	11
Walt Disney	55,351	2,894
Wyndham Worldwide	461	24
Yum! Brands	34,564	2,293

		50,380

Consumer Staples — 9.4%
Archer-Daniels-Midland	4,966	135
Avon Products	6,137	98
Bunge	1,900	127
Campbell Soup	48,594	1,692
Church & Dwight	10,128	547
Clorox	1,706	123
Coca-Cola	119,046	4,515
Coca-Cola Enterprises	3,933	123
Colgate-Palmolive	42,968	4,607
ConAgra Foods	5,032	139
Costco Wholesale	39,812	3,986
CVS Caremark	4,215	204
Dean Foods *	7,011	115
Dr. Pepper Snapple Group	2,621	117
Energizer Holdings	1,576	118
Estee Lauder, Cl A	68,057	4,190
Flowers Foods	4,001	81
General Mills	3,844	153
Green Mountain Coffee Roasters *	884	21
Hershey	1,759	125
HJ Heinz	2,436	136
Hormel Foods	3,897	114
Ingredion	2,185	121
JM Smucker	1,615	139
Kellogg	2,710	140
Kimberly-Clark	1,854	159
Kroger	5,698	134

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
McCormick	2,001	$124
Mead Johnson Nutrition, Cl A	22,531	1,651
Mondelez International, Cl A	5,042	208
Monster Beverage *	1,659	90
PepsiCo	16,591	1,174
Pricesmart	5,528	419
Procter & Gamble	5,167	358
Ralcorp Holdings *	1,631	119
Safeway	6,622	106
Smithfield Foods *	5,369	106
Sysco	4,724	148
Tyson Foods, Cl A	6,166	99
Walgreen	894	33
Wal-Mart Stores	32,099	2,369
Whole Foods Market	39,885	3,885

		33,048

Energy — 5.6%
Anadarko Petroleum	2,042	143
Apache	19,487	1,685
Baker Hughes	28,222	1,277
Cameron International *	235	13
Chesapeake Energy	63,361	1,196
Chevron	2,392	279
Concho Resources *	135	13
ConocoPhillips	14,862	850
Devon Energy	551	33
Exxon Mobil	24,782	2,266
Kinder Morgan	853	30
Kosmos Energy *	1,732	20
Marathon Oil	3,982	118
Murphy Oil	24,376	1,309
National Oilwell Varco	39,523	3,166
Noble Energy	13,217	1,225
Occidental Petroleum	2,107	181
Oceaneering International	2,215	122
Oil States International *	67	5
Phillips 66	19,500	904
Schlumberger	63,952	4,626
Spectra Energy	845	25
Ultra Petroleum *	198	4
Williams	764	27

		19,517

Financials — 6.4%
Aflac	28,567	1,368
American Express	54,205	3,082
American International Group *	1,736	57
Ameriprise Financial	295	17
Apartment Investment & Management, Cl A ‡	315	8
Arch Capital Group *	558	23
Ares Capital	1,320	23
Axis Capital Holdings	3,078	108
Bank of America	13,953	123
Bank of New York Mellon	1,615	37
BB&T	906	30
Berkshire Hathaway, Cl B *	2,551	225
Boston Properties ‡	97	11
Capital One Financial	60,020	3,422
CBRE Group, Cl A *	89,441	1,647
Citigroup	3,778	124
Credicorp	8,428	1,056
Discover Financial Services	435	17

Description	Shares	Market Value ($ Thousands)
Equity Residential ‡	2,092	$120
Everest Re Group	226	24
Fidelity National Financial, Cl A	93,477	2,000
Fifth Third Bancorp	1,194	18
Forest City Enterprises, Cl A *	179	3
General Growth Properties ‡	1,279	25
Genworth Financial, Cl A *	638	3
Goldman Sachs Group	673	76
HCP ‡	2,081	93
JPMorgan Chase	58,912	2,385
Lazard, Cl A	50,575	1,478
Leucadia National	3,054	69
Loews	544	22
Marsh & McLennan	713	24
MetLife	182	6
Morgan Stanley	2,008	34
Northern Trust	282	13
PartnerRe	316	24
Plum Creek Timber	149	6
PNC Financial Services Group	684	43
ProLogis	596	21
Prudential Financial	632	34
Simon Property Group	1,047	159
SLM	686	11
State Street	41,264	1,731
US Bancorp	2,297	79
Vornado Realty Trust	1,113	90
Wells Fargo	9,326	322
Weyerhaeuser	82,170	2,148
White Mountains Insurance Group	41	21
Zions Bancorporation	146	3

		22,463

Health Care — 7.7%
Abbott Laboratories	1,908	131
Alexion Pharmaceuticals *	8,435	965
Allergan	10,243	938
Amgen	34,650	2,922
Biogen Idec *	315	47
Bristol-Myers Squibb	4,135	140
Celgene *	37,637	2,875
Cerner *	27,418	2,122
DENTSPLY International	183	7
Express Scripts Holding *	1,056	66
Forest Laboratories *	48,667	1,733
Gilead Sciences *	1,028	68
Intuitive Surgical *	2,864	1,420
Johnson & Johnson	22,710	1,565
Life Technologies *	232	11
Medtronic	561	24
Merck	2,738	123
Mettler-Toledo International *	42	7
Mylan *	75,999	1,854
Myriad Genetics *	31,151	841
Perrigo	16,577	1,926
Pfizer	173,655	4,315
St. Jude Medical	27,964	1,178
Teleflex	22,813	1,570
Thermo Fisher Scientific	1,016	60
UnitedHealth Group	2,881	160
WellPoint	452	26

		27,094

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
Industrials — 6.6%
3M	1,695	$157
AMETEK	314	11
Armstrong World Industries	462	21
BE Aerospace*	2,805	118
Caterpillar	1,716	148
CH Robinson Worldwide	215	13
Cintas	551	23
Copa Holdings, Cl A	259	21
Crane	2,794	111
CSX	1,434	30
Danaher	2,292	126
Deere	546	45
Dover	243	14
Eaton	2,956	140
Emerson Electric	25,317	1,222
Exelis	42,583	440
Fastenal	426	18
FedEx	412	35
General Electric	232,843	5,288
GrafTech International *	136,773	1,230
Honeywell International	15,690	938
Huntington Ingalls Industries *	3,053	128
IHS, Cl A *	64	6
Illinois Tool Works	24,934	1,483
JB Hunt Transport Services	119	6
Joy Global	22,631	1,269
Kansas City Southern	15,261	1,157
Manpower	107	4
Nielsen Holdings *	3,499	105
Norfolk Southern	429	27
PACCAR	497	20
Pall	37,142	2,358
Parker Hannifin	1,607	134
Pentair	8,704	387
Precision Castparts	15,320	2,502
Republic Services, Cl A	692	19
RR Donnelley & Sons	244	2
Spirit Aerosystems Holdings, Cl A *	4,625	103
Textron	4,669	122
Timken	2,717	101
Towers Watson, Cl A	74	4
TransDigm Group *	918	130
Union Pacific	21,027	2,496
United Parcel Service, Cl B	1,804	129
United Technologies	2,639	207
URS	102	4
Waste Management	3,917	126
Xylem	232	6

		23,184

Information Technology — 18.3%
Activision Blizzard	1,707	19
Adobe Systems *	161,454	5,241
Alliance Data Systems *	67	10
Altera	38,904	1,322
Amdocs	3,848	127
Amphenol, Cl A	366	21
ANSYS *	120	9
Apple	13,064	8,717
Applied Materials	1,714	19
Autodesk *	91,011	3,037
Automatic Data Processing	68,057	3,992

Description	Shares	Market Value ($ Thousands)
BMC Software *	214	$9
Broadcom, Cl A	697	24
CA	799	21
Cisco Systems	51,041	975
Citrix Systems *	245	19
Cognizant Technology Solutions, Cl A *	248	17
Corning	2,041	27
Cree *	16,202	414
eBay *	57,854	2,801
EMC *	104,557	2,851
F5 Networks *	173	18
FLIR Systems	208	4
Freescale Semiconductor *	1,525	14
Gartner *	127	6
Genpact	1,342	22
Google, Cl A *	7,070	5,334
IAC/InterActiveCorp	438	23
Informatica *	138	5
Intel	152,784	3,465
International Business Machines	14,593	3,027
Intuit	20,355	1,198
Juniper Networks *	693	12
LSI *	160,351	1,108
Marvell Technology Group	1,401	13
Mastercard, Cl A	4,002	1,807
Maxim Integrated Products	2,676	71
Microchip Technology	22,118	724
MICROS Systems *	105	5
Microsoft	82,044	2,443
Motorola Solutions	2,038	103
NetApp *	456	15
NeuStar, Cl A *	87	4
Oracle	92,258	2,905
Paychex	615	20
QUALCOMM	74,751	4,671
Red Hat *	32,398	1,845
Riverbed Technology *	74,489	1,733
Salesforce.com *	174	26
SanDisk *	310	14
Skyworks Solutions *	246	6
Solera Holdings	92	4
Symantec *	982	18
Texas Instruments	5,103	141
Total System Services	71,500	1,695
Trimble Navigation *	159	8
VeriFone Systems *	132	4
VeriSign *	857	42
Visa, Cl A	14,301	1,920
Xerox	6,018	44
Yahoo! *	1,578	25

		64,214

Materials — 4.4%
Air Products & Chemicals	274	23
Airgas	102	8
Ball	3,167	134
Cabot	86	3
Dow Chemical	28,769	833
Ecolab	38,848	2,518
E.I. du Pont de Nemours	31,724	1,595
International Paper	2,699	98
LyondellBasell Industries, Cl A	852	44

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
MeadWestvaco	694	$21
Monsanto	49,437	4,500
Owens-Illinois *	61,692	1,157
Packaging Corp of America	420	15
PPG Industries	223	26
Praxair	13,874	1,441
Sealed Air	63,501	982
Sherwin-Williams	6,395	952
Sonoco Products	320	10
Southern Copper	699	24
Vulcan Materials	168	8
WR Grace *	17,535	1,036

		15,428

Telecommunication Services — 1.4%
AT&T	52,356	1,974
CenturyLink	554	22
Crown Castle International *	44,326	2,842
SBA Communications, Cl A *	147	9
Verizon Communications	3,561	162
Windstream	1,862	19

		5,028

Utilities — 0.3%
AES	854	9
Dominion Resources	2,840	151
Duke Energy	2,553	165
Entergy	232	16
Exelon	3,536	126
FirstEnergy	225	10
NextEra Energy	541	38
Northeast Utilities	406	16
PG&E	1,643	70
Southern	3,498	161
Xcel Energy	4,583	127

		889

		261,245

Total Common Stock
(Cost $309,758) ($ Thousands)		340,865

EXCHANGE TRADED FUND — 0.6%
SPDR Gold Trust	13,109	2,255

Total Exchange Traded Fund
(Cost $2,133) ($ Thousands)		2,255

PREFERRED STOCK — 0.2%
Brazil — 0.2%
Vale, Cl B ADR	42,139	732

Total Preferred Stock
(Cost $992) ($ Thousands)		732

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% †**	3,213,043	3,213

Total Cash Equivalent
(Cost $3,213) ($ Thousands)		3,213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills
0.088%, 01/31/2013 (A)(B)	$1,260	$1,260

Total U.S. Treasury Obligation
(Cost $1,260) ($ Thousands)		1,260

Total Investments — 99.2%
(Cost $317,356) ($ Thousands)††		$348,325

A list of the open futures contracts held by the Fund at September 30, 2012 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro Stoxx 50	8	Dec-2012	$(10)
FTSE 100 Index	2	Dec-2012	(4)
S&P 500 E-Mini	49	Dec-2012	(47)
S&P/TSX 60 Index	1	Dec-2012	(2)
SPI 200	1	Dec-2012	1
TOPIX	2	Dec-2012	(3)

			$(65)

For the period ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $351,196 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2012.
†	Investment in Affiliated Security.
††

At September 30, 2012, the tax basis cost of the Fund’s investments was $317,356 ($ Thousands), and the unrealized appreciation and depreciation were $44,362 ($ Thousands) and $(13,393) ($ Thousands), respectively.

‡	Real Estate Investment Trust
(A)	Rate shown is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral for open futures contracts.

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times and the London Stock Exchange

GDR — Global Depositary Receipt

NY — New York

S&P — Standard & Poor’s

SPI — Share Price Index

SPDR — Standard & Poor’s Depositary Receipt

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

The following is a list of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$340,865	$—	$—	$340,865
Exchange Traded Fund	2,255	—	—	2,255
Preferred Stock	732	—	—	732
Cash Equivalent	3,213	—	—	3,213
U.S. Treasury Obligation	—	1,260	—	1,260

Total Investments in Securities	$347,065	$1,260	$—	$348,325

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^	$(65)	$—	$—	$(65)

^Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2012, there were transfers between Level 2 and Level 1 assets and liabilities. The primary reason for changes in the classifications between Levels 2 and 1 occurs when the foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 50.0%
Agency Mortgage-Backed Obligations — 47.1%
FHLMC
5.500%, 12/01/2036	$495	$541
5.500%, 08/01/2038	382	416
5.500%, 11/01/2038	375	408
5.500%, 12/01/2038	1,519	1,667
5.000%, 12/01/2020	702	760
5.000%, 05/01/2022	367	396
5.000%, 04/01/2024	317	342
5.000%, 08/01/2038	109	118
5.000%, 03/01/2039	269	292
5.000%, 02/01/2040	955	1,069
4.500%, 11/01/2039	1,120	1,205
4.500%, 08/01/2040	3,144	3,391
4.500%, 08/01/2040	3,713	4,004
4.000%, 09/01/2040	238	256
FHLMC IO, Ser 2007-3349
6.279%, 07/15/2037	2,063	379
FHLMC IO, Ser 2012-4013
4.000%, 02/15/2039	694	117
FHLMC IO, Ser 2012-4057
5.829%, 04/15/2039	1,021	247
3.000%, 05/15/2027	668	62
FHLMC IO, Ser 2012-4085
3.000%, 06/15/2027	1,257	179
FHLMC IO, Ser 2012-4092
3.000%, 09/15/2031	1,653	218
FHLMC REMIC,
Ser 2003-2677, Cl ME
5.000%, 03/15/2032	236	239
FHLMC TBA
3.500%, 10/15/2041	400	429
3.000%, 10/15/2042	4,200	4,428
2.500%, 11/15/2027	1,000	1,048
FNMA
7.000%, 11/01/2037	17	20
7.000%, 11/01/2037	17	21
7.000%, 12/01/2037	16	20
7.000%, 02/01/2038	16	19
7.000%, 09/01/2038	13	15
7.000%, 11/01/2038	151	181
7.000%, 11/01/2038	26	31
7.000%, 11/01/2038	29	34
7.000%, 11/01/2038	19	23
6.500%, 08/01/2017	211	230
6.000%, 12/01/2035	189	202
6.000%, 07/01/2037	420	465
6.000%, 09/01/2037	522	578
6.000%, 11/01/2038	399	441
5.500%, 09/01/2034	1,518	1,676
5.500%, 02/01/2035	926	1,022
5.500%, 04/01/2036	1,536	1,695
5.500%, 05/01/2038	294	323
5.500%, 06/01/2038	780	855
5.500%, 08/01/2038	278	304
5.430%, 03/01/2036 (A)	203	219
5.000%, 01/01/2021	585	638
5.000%, 11/01/2025	435	479
5.000%, 06/01/2035	473	520
5.000%, 07/01/2035	2,385	2,621
5.000%, 11/01/2035	618	676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.000%, 02/01/2036	$864	$946
5.000%, 03/01/2036	1,237	1,356
5.000%, 03/01/2038	390	425
5.000%, 03/01/2040	519	567
5.000%, 06/01/2040	762	833
5.000%, 06/01/2040	1,020	1,144
5.000%, 06/01/2040	92	101
4.601%, 04/01/2020	1,382	1,618
4.530%, 12/01/2019	1,397	1,629
4.501%, 01/01/2020	765	893
4.500%, 03/01/2039	436	472
4.500%, 03/01/2040	857	931
4.500%, 08/01/2040	503	547
4.377%, 11/01/2019	526	610
4.000%, 06/01/2025	818	875
4.000%, 08/01/2040	1,399	1,509
4.000%, 02/01/2041	2,571	2,774
4.000%, 09/01/2041	1,161	1,252
4.000%, 04/01/2042	6,057	6,634
3.685%, 01/01/2021	1,477	1,662
3.500%, 08/01/2026	1,100	1,171
3.500%, 03/01/2041	1,245	1,337
3.500%, 06/01/2042	100	108
3.500%, 07/01/2042	299	324
3.500%, 07/01/2042	99	108
3.500%, 07/01/2042	708	767
3.500%, 10/01/2042	100	108
1.940%, 07/01/2019	400	408
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	1,102	1,276
FNMA, Ser 2012-M11, Cl FA
0.737%, 08/25/2019	500	504
FNMA IO, Ser 2010-100
6.434%, 09/25/2040	1,951	357
FNMA IO, Ser 2012-74
3.000%, 07/25/2027	2,163	295
FNMA IO, Ser 2012-84
5.784%, 08/25/2042	2,847	394
FNMA IO, Ser 2012-93
3.000%, 09/25/2027	1,648	223
FNMA REMIC,
Ser 2003-129, Cl PW
4.500%, 07/25/2033	17	17
FNMA REMIC, Ser 2004-90, Cl LH
5.000%, 04/25/2034	2,447	2,591
FNMA REMIC, Ser 2005-22, Cl DA
5.500%, 12/25/2034	1,120	1,245
FNMA REMIC, Ser 2009-86, Cl CA
4.500%, 09/25/2024	220	225
FNMA TBA
5.481%, 06/01/2017	2,148	2,516
4.500%, 10/14/2034	1,200	1,299
3.500%, 10/01/2040	7,700	8,258
3.000%, 10/15/2027	4,100	4,346
3.000%, 10/15/2042	2,700	2,850
2.500%, 10/01/2042	1,100	1,134
2.500%, 12/01/2042	2,800	2,884
GNMA
5.500%, 02/20/2037	444	496
5.500%, 07/20/2038	274	305
5.500%, 01/15/2039	623	693
5.000%, 12/20/2038	252	267
5.000%, 03/15/2039	603	667

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.000%, 03/20/2039	$531	$564
5.000%, 07/20/2040	3,990	4,446
4.863%, 06/20/2061	1,638	1,861
4.826%, 06/20/2061	1,537	1,778
4.697%, 09/20/2061	1,400	1,593
4.650%, 12/20/2060	1,383	1,555
4.626%, 07/20/2061	1,530	1,714
4.500%, 07/20/2038	547	604
4.500%, 05/20/2040	2,208	2,452
4.500%, 07/20/2040	3,888	4,317
4.500%, 01/20/2041	1,172	1,301
4.295%, 07/20/2061	1,351	1,520
2.500%, 02/20/2027	2,877	3,057
GNMA, Ser 2004-10, Cl C
4.666%, 07/16/2031	843	874
GNMA, Ser 2004-108, Cl AB
4.397%, 12/16/2032	300	310
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/2038	1,135	1,220
GNMA, Ser 2009-51, Cl A
3.853%, 02/16/2040	655	680
GNMA, Ser 2009-86, Cl A
3.536%, 09/16/2035	1,342	1,409
GNMA, Ser 2010-48, Cl AC
4.229%, 02/16/2040	1,036	1,095
GNMA, Ser 2010-71, Cl AD
3.489%, 03/16/2039	1,271	1,352
GNMA, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,459	1,507
GNMA, Ser 2012-22, Cl AB
1.661%, 03/16/2033	1,492	1,522
GNMA, Ser 2012-H18, Cl NA
0.764%, 08/20/2062	399	398
GNMA IO, Ser 2010-26
6.032%, 02/20/2040	356	62
GNMA IO, Ser 2012-66
3.500%, 02/20/2038	295	53
GNMA IO, Ser 2012-77
7.500%, 04/20/2031	342	84
GNMA TBA
4.000%, 10/01/2039	1,500	1,654
3.500%, 10/15/2041	200	219
3.500%, 10/15/2041	1,300	1,424

		140,095

Non-Agency Mortgage-Backed Obligations — 2.9%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.714%, 06/25/2045	438	435
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-3, Cl A5
5.736%, 06/10/2039	410	438
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	328	364
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.906%, 06/11/2040	550	649

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Pass- Through Certificates, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044	$360	$400
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	654	691
GE Capital Commercial Mortgage, Ser 2004-C1, Cl A3
4.596%, 11/10/2038	468	482
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A4
5.481%, 03/10/2044	120	136
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/2038	416	447
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7
6.061%, 04/15/2045	240	277
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	590	674
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	170	196
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045	300	357
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	215	223
Merrill Lynch/Countrywide Commerical Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	200	226
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-8, Cl A3
6.162%, 08/12/2049	200	229
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049	35	40
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	282	282
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.817%, 12/25/2034	170	170
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057(B)	473	475
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.748%, 03/25/2034	523	517
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030(B)	116	125
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	79

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.989%, 05/10/2063(B)	$500	$54
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Cl A4
5.489%, 07/15/2041	316	337
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Cl A4
5.308%, 11/15/2048	25	29
WFRBS Commercial Mortgage Trust, Ser 2012-C7, IO
1.767%, 06/15/2045(B)	1,347	147

		8,479

Total Mortgage-Backed Securities
(Cost $142,476) ($ Thousands)		148,574

CORPORATE OBLIGATIONS — 21.3%
Consumer Discretionary — 1.7%
American Honda Finance
1.000%, 08/11/2015 (B)	490	491
CBS
7.875%, 09/01/2023	80	103
Daimler Finance North America
6.500%, 11/15/2013	420	447
2.250%, 07/31/2019 (B)	200	199
Ford Motor Credit
8.125%, 01/15/2020	120	151
5.875%, 08/02/2021	230	260
4.250%, 09/20/2022	260	266
3.000%, 06/12/2017	200	204
Hyundai Capital America
1.625%, 10/02/2015 (B)	180	180
Macy’s Retail Holdings
5.750%, 07/15/2014	510	553
NBC Universal Media
2.875%, 01/15/2023	100	100
News America
5.300%, 12/15/2014	510	561
NVR
3.950%, 09/15/2022	40	41
TCI Communications
8.750%, 08/01/2015	536	648
Time Warner Cable
8.250%, 02/14/2014	370	407
5.000%, 02/01/2020	490	568

		5,179

Consumer Staples — 1.1%
ConAgra Foods
2.100%, 03/15/2018	14	14
CVS Caremark
4.125%, 05/15/2021	300	341
Kimberly-Clark
6.125%, 08/01/2017	140	172
Kraft Foods Group
5.375%, 02/10/2020 (B)	206	245
3.500%, 06/06/2022 (B)	320	338
Kroger
3.900%, 10/01/2015	660	718
Mondelez International
5.375%, 02/10/2020	184	222

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PepsiCo
3.000%, 08/25/2021	$290	$308
2.750%, 03/05/2022	80	83
2.500%, 05/10/2016	280	295
1.250%, 08/13/2017	72	73
0.700%, 08/13/2015	250	251
Safeway
3.950%, 08/15/2020	20	19
Wal-Mart Stores
4.250%, 04/15/2021	210	247

		3,326

Energy — 1.8%
Anadarko Holding
7.150%, 05/15/2028	80	96
Anadarko Petroleum
6.375%, 09/15/2017	550	663
Apache
3.250%, 04/15/2022	360	387
Baker Hughes
3.200%, 08/15/2021	110	120
Cameron International
1.600%, 04/30/2015	22	22
Canadian Natural Resources
3.450%, 11/15/2021	60	65
ConocoPhillips
6.000%, 01/15/2020	230	295
4.750%, 02/01/2014	43	45
Devon Energy
6.300%, 01/15/2019	320	398
3.250%, 05/15/2022	38	40
1.875%, 05/15/2017	80	82
Energy Transfer Partners LP
9.700%, 03/15/2019	180	238
EOG Resources
2.625%, 03/15/2023	26	26
Hess
8.125%, 02/15/2019	200	265
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017	230	270
Marathon Oil
6.000%, 10/01/2017	56	68
Nabors Industries
9.250%, 01/15/2019	60	79
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	290	313
Occidental Petroleum
3.125%, 02/15/2022	230	247
2.700%, 02/15/2023	237	244
Petrodrill Five
4.390%, 04/15/2016	449	472
Petrodrill Four
4.240%, 01/15/2016	566	588
Spectra Energy Capital
5.650%, 03/01/2020	53	62
TransCanada PipeLines
2.500%, 08/01/2022	90	91
Weatherford International
9.875%, 03/01/2039	40	58
Williams Partners LP
7.250%, 02/01/2017	135	164

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
		$5,427

Financials — 8.7%
American Express
8.125%, 05/20/2019	$535	724
Arden Realty LP ‡
5.250%, 03/01/2015	664	719
ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	660	663
Bank of America
7.625%, 06/01/2019	365	456
5.625%, 07/01/2020	250	285
5.000%, 05/13/2021	520	572
Bank of Montreal
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	156
BB&T
6.850%, 04/30/2019	240	308
1.600%, 08/15/2017	56	57
Bear Stearns
7.250%, 02/01/2018	140	175
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	160
BlackRock
3.375%, 06/01/2022	58	61
2.250%, 12/10/2012	248	249
Blackstone Holdings Finance
4.750%, 02/15/2023 (B)	66	69
BNP Paribas
2.375%, 09/14/2017	190	191
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
8.800%, 07/15/2019	250	330
Caterpillar Financial Services
6.200%, 09/30/2013	400	423
2.850%, 06/01/2022	53	55
Citigroup
6.125%, 11/21/2017	815	959
6.010%, 01/15/2015	160	175
6.000%, 12/13/2013	325	345
5.375%, 08/09/2020	583	674
2.250%, 08/07/2015	400	406
CME Group
3.000%, 09/15/2022	80	80
CNA Financial
5.875%, 08/15/2020	332	388
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	320	321
ERP Operating LP
5.375%, 08/01/2016	104	119
4.625%, 12/15/2021	104	120
General Electric Capital
6.000%, 08/07/2019	1,629	1,981
1.625%, 07/02/2015	184	187
Goldman Sachs Group
6.150%, 04/01/2018	320	374
6.000%, 06/15/2020	480	553
5.950%, 01/18/2018	660	766
5.375%, 03/15/2020	320	357
5.350%, 01/15/2016	427	472

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Finance
6.676%, 01/15/2021 (B)	$260	$302
5.000%, 06/30/2015	264	285
ING Bank
2.000%, 09/25/2015 (B)	200	200
Invesco
5.375%, 12/15/2014	144	156
Jefferies Group
8.500%, 07/15/2019	136	156
John Deere Capital
2.250%, 04/17/2019	100	104
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	47
KeyCorp
5.100%, 03/24/2021	72	84
Macquarie Bank
5.000%, 02/22/2017 (B)	280	299
3.450%, 07/27/2015 (B)	40	41
Marsh & McLennan
4.850%, 02/15/2013	200	203
Merrill Lynch
6.875%, 04/25/2018	390	468
MetLife
6.750%, 06/01/2016	290	347
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (B)	213	217
Morgan Stanley
6.000%, 05/13/2014	660	700
5.625%, 09/23/2019	200	219
5.500%, 07/28/2021	280	306
Nationsbank
10.200%, 07/15/2015	264	307
New York Life Global Funding
0.750%, 07/24/2015 (B)	160	160
PNC Bank
6.875%, 04/01/2018	250	311
Principal Life Global Funding II
1.080%, 07/09/2014 (A)(B)	48	48
Private Export Funding
4.550%, 05/15/2015	624	692
Prudential Financial
5.100%, 09/20/2014	490	530
Prudential Holdings
8.695%, 12/18/2023 (B)	564	710
Prudential Insurance of America
8.300%, 07/01/2025 (B)	150	204
Royal Bank of Canada
1.200%, 09/19/2017	129	130
Royal Bank of Scotland Group
2.550%, 09/18/2015	220	223
SLM
3.875%, 09/10/2015	170	175
0.751%, 01/27/2014 (A)	550	534
Temasek Financial I
2.375%, 01/23/2023 (B)	250	250
US Bancorp
4.200%, 05/15/2014	290	307
2.950%, 07/15/2022	120	121
Virgin Media Secured Finance
6.500%, 01/15/2018	240	263

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia
5.750%, 02/01/2018	$320	$386
Wachovia Bank
6.000%, 11/15/2017	250	301
WEA Finance
3.375%, 10/03/2022 (B)	79	79
Wells Fargo
5.625%, 12/11/2017	585	702
4.600%, 04/01/2021	480	555
2.100%, 05/08/2017	400	414
Westpac Banking
4.200%, 02/27/2015	205	220

		25,829

Health Care — 1.2%
Abbott Laboratories
4.125%, 05/27/2020	210	242
Agilent Technologies
6.500%, 11/01/2017	300	367
Baxter International
5.900%, 09/01/2016	300	358
Celgene
1.900%, 08/15/2017	50	51
Express Scripts Holding
3.500%, 11/15/2016 (B)	480	519
Johnson & Johnson
1.200%, 05/15/2014	510	517
Medtronic
3.125%, 03/15/2022	190	202
Novartis Capital
2.400%, 09/21/2022	50	51
UnitedHealth Group
4.700%, 02/15/2021	68	79
1.875%, 11/15/2016	320	331
Watson Pharmaceuticals
1.875%, 10/01/2017	70	71
WellPoint
3.300%, 01/15/2023	36	37
3.125%, 05/15/2022	400	399
1.250%, 09/10/2015	50	50
Wyeth
5.450%, 04/01/2017	230	274

		3,548

Industrials — 2.6%
3M
1.000%, 06/26/2017	60	61
ADT
3.500%, 07/15/2022 (B)	30	31
American Airlines 2011-1, Cl A Pass-Through Trust
5.250%, 01/31/2021	125	131
Burlington Northern and Santa Fe Railway 2002-2 Pass-Through Trust
5.140%, 01/15/2021	1,029	1,119
Canal Barge
4.500%, 11/12/2034	1,010	1,207
Caterpillar
1.500%, 06/26/2017	46	47
Continental Airlines 1999-1, Cl A Pass-Through Trust
6.545%, 02/02/2019	41	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Airlines 2012-2, Cl A Pass-Through Certificates
4.000%, 10/29/2024	$53	$54
CSX
3.700%, 10/30/2020	56	61
CSX Transportation
6.251%, 01/15/2023	784	960
Deere
2.600%, 06/08/2022	48	49
Delta Air Lines 2012-1, Cl A Pass- Through Trust
4.750%, 05/07/2020	46	48
Enterprise Products Operating
5.250%, 01/31/2020	670	785
Matson Navigation
5.337%, 09/04/2028	748	881
News America
9.500%, 07/15/2024	80	116
Penske Truck Leasing LP
4.875%, 07/11/2022 (B)	72	72
Republic Services
3.550%, 06/01/2022	40	42
Tyco Electronics Group
3.500%, 02/03/2022	72	73
Union Pacific
5.404%, 07/02/2025	1,167	1,337
United Parcel Service
2.450%, 10/01/2022	23	23
United Technologies
3.100%, 06/01/2022	482	514

		7,656

Information Technology — 0.9%
Computer Sciences
5.500%, 03/15/2013	664	679
eBay
2.600%, 07/15/2022	19	19
1.350%, 07/15/2017	44	45
Hewlett-Packard
4.650%, 12/09/2021	88	92
3.750%, 12/01/2020	160	159
International Business Machines
1.875%, 05/15/2019	110	114
Texas Instruments
1.650%, 08/03/2019	26	26
0.450%, 08/03/2015	34	34
Xerox
1.799%, 09/13/2013 (A)	797	802

		1,970

Materials — 0.7%
Ecolab
4.350%, 12/08/2021	80	91
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	320	320
2.150%, 03/01/2017	65	66
Plum Creek Timberlands LP
5.875%, 11/15/2015	332	366
Potash Corp of Saskatchewan
4.875%, 03/30/2020	64	74
Rio Tinto Finance USA
4.125%, 05/20/2021	550	608
1.625%, 08/21/2017	33	33

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Vale Overseas
4.375%, 01/11/2022	$915	$962

		2,558

Telecommunication Services — 0.7%
America Movil
5.500%, 03/01/2014	300	319
3.125%, 07/16/2022	200	206
AT&T
5.600%, 05/15/2018	240	294
5.500%, 02/01/2018	330	400
BellSouth Telecommunications
6.375%, 06/01/2028	128	153
Discovery Communications
3.300%, 05/15/2022	96	100
GTE
6.940%, 04/15/2028	120	156
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	36
Reed Elsevier Capital
8.625%, 01/15/2019	110	141
TCI Communications
7.875%, 02/15/2026	240	346

		2,151

Utilities — 1.9%
American Water Capital
6.085%, 10/15/2017	765	913
Baltimore Gas & Electric
2.800%, 08/15/2022	38	38
Carolina Power & Light
2.800%, 05/15/2022	58	60
Detroit Edison
2.650%, 06/15/2022	21	22
Duke Energy
3.550%, 09/15/2021	170	181
Duke Energy Indiana
3.750%, 07/15/2020	88	98
Entergy Louisiana
6.500%, 09/01/2018	1,172	1,435
Exelon
4.900%, 06/15/2015	400	440
Hydro-Quebec
8.400%, 01/15/2022	80	115
Kansas City Power & Light
6.375%, 03/01/2018	64	77
Nevada Power
6.500%, 08/01/2018	92	117
New Valley Generation I
7.299%, 03/15/2019	1,069	1,285
Nisource Finance
3.850%, 02/15/2023	100	105
Pacific Gas & Electric
2.450%, 08/15/2022	26	26
PG&E
5.750%, 04/01/2014	290	311
PPL Capital Funding
4.200%, 06/15/2022	40	43
PSEG Power
5.125%, 04/15/2020	110	126
San Diego Gas & Electric
6.000%, 06/01/2026	56	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sempra Energy
6.150%, 06/15/2018	$120	$148

		5,617

Total Corporate Obligations
(Cost $59,811) ($ Thousands)		63,261

ASSET-BACKED SECURITIES — 4.1%
Automotive — 1.1%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2,
0.710%, 12/08/2015	120	120
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	80	81
Avis Budget Rental Car Funding AESOP, Cl A Ser 2012-3A,
2.100%, 03/20/2019 (B)	400	404
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.228%, 09/15/2017 (A)(B)	680	680
DT Auto Owner Trust, Ser 2012-2A, Cl A
0.910%, 11/16/2015 (B)	179	179
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A3
1.130%, 10/15/2014	143	144
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A2
0.540%, 01/15/2015	232	232
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	109	109
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A 2
0.370%, 03/16/2015	140	140
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	260	260
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	240	241
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A 2
0.390%, 04/15/2015	170	170
USAA Auto Owner Trust, Ser 2012-1, Cl A2
0.380%, 06/15/2015	130	130
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	110	111

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	$120	$121
World Omni Auto Receivables Trust, Ser 2012-A, Cl A2
0.520%, 06/15/2015	176	176
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	94	94

		3,392

Credit Card — 0.8%
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl A
1.890%, 07/15/2016 (B)	119	119
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.371%, 03/15/2018 (A)	670	670
Discover Card Master Trust, Ser 2010-A1,
0.871%, 09/15/2015 (A)	1,501	1,505

		2,294

Home — 0.4%
Argent Securities, Ser 2004-W5, Cl AV2
0.736%, 04/25/2034 (A)	321	281
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	401	406
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	617	627

		1,314

Other Asset-Backed Securities — 1.8%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.016%, 12/27/2022 (A)(B)	175	175
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.191%, 12/25/2034 (A)	708	595
CenterPoint Energy Transition Bond, Ser 2005-A,
5.090%, 08/01/2015	1,139	1,184
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	1,486	1,640
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035 (A)	317	315
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.611%, 01/25/2037 (A)	100	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.050%, 05/26/2026 (A)	$550	$550
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.571%, 01/25/2027 (A)	160	151
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.601%, 10/25/2029 (A)	480	443
VOLT, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (B)	122	123

		5,271

Total Asset-Backed Securities
(Cost $12,097) ($ Thousands)		12,271

FOREIGN BONDS — 1.9%
BHP Billiton Finance USA
6.500%, 04/01/2019	210	267
3.250%, 11/21/2021	140	148
BP Capital Markets
3.245%, 05/06/2022	550	582
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	282
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 01/19/2017	480	510
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	330
HSBC Holdings
4.000%, 03/30/2022	80	86
Petrobras International Finance - Pifco
5.375%, 01/27/2021	1,160	1,307
Petroleos Mexicanos
4.875%, 01/24/2022	570	644
Santander US Debt
2.991%, 10/07/2013	995	993
Shell International Finance
4.375%, 03/25/2020	200	234
1.125%, 08/21/2017	47	47
Teva Pharmaceutical Finance IV
3.650%, 11/10/2021	220	239
Total Capital
4.250%, 12/15/2021	56	64
Total Capital International
1.550%, 06/28/2017	33	34
0.750%, 01/25/2016	11	11

Total Foreign Bonds
(Cost $5,615) ($ Thousands)		5,778

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLMC
2.375%, 01/13/2022	790	829
FNMA
1.250%, 08/20/2013	838	845
1.960%, 10/09/2019	1,190	1,047
Tennessee Valley Authority
3.875%, 02/15/2021	790	928

Total U.S. Government Agency Obligations
(Cost $3,596) ($ Thousands)		3,649

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.4%
African Development Bank
8.800%, 09/01/2019	$80	$106
Province of Ontario Canada
4.400%, 04/14/2020	840	997
0.950%, 05/26/2015	160	162

Total Sovereign Debt
(Cost $1,256) ($ Thousands)		1,265

U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bills
0.060%, 11/15/2012 (C)	16,840	16,838
U.S. Treasury Bonds
8.750%, 05/15/2020	1,201	1,871
4.750%, 02/15/2037	100	138
U.S. Treasury Inflation-Protected Security
1.250%, 04/15/2014	1,473	1,532
0.625%, 04/15/2013	217	219
0.500%, 04/15/2015	931	979
U.S. Treasury Notes
4.500%, 02/15/2016	2,001	2,278
4.000%, 11/15/2012	320	322
3.500%, 05/15/2020	400	468
1.875%, 04/30/2014	160	164
1.750%, 05/15/2022	530	537
1.625%, 08/15/2022	30	30
1.375%, 11/15/2012	3,202	3,207
1.375%, 01/15/2013	3,362	3,374
1.375%, 05/15/2013	1,601	1,613
1.250%, 04/30/2019	24,575	25,036
1.000%, 09/30/2016	1,210	1,236
1.000%, 08/31/2019	2,110	2,105
1.000%, 09/30/2019	770	767
0.625%, 12/31/2012	4,003	4,008
0.625%, 08/31/2017	4,430	4,433
0.375%, 10/31/2012	961	961
U.S. Treasury STRIPS (C)
1.477%, 05/15/2021	480	422
1.191%, 02/15/2020	1,601	1,464
1.071%, 05/15/2020	480	436
1.065%, 08/15/2020	801	722
1.031%, 11/15/2019	801	738
0.845%, 05/15/2018	400	382
0.492%, 05/15/2016	1,201	1,183

Total U.S. Treasury Obligations
(Cost $76,734) ($ Thousands)		77,463

REPURCHASE AGREEMENT — 1.6%
Barclays Capital
0.150%, dated 09/28/2012, to be repurchased on 10/01/2012, repurchase price $4,700,059 (collateralized by U.S. Treasury obligation, par value $4,718,000, 0.875%, 01/31/2017; total market value $4,794,652)	4,700	4,700

Total Repurchase Agreement
(Cost $4,700) ($ Thousands)		4,700

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust,
Prime Obligation Fund, Cl A 0.070%†*	5,237,361	$5,237

Total Cash Equivalent
(Cost $5,237) ($ Thousands)		5,237

Total Investments — 108.4%
(Cost $311,522) ($ Thousands)††		$322,198

A list of the open futures contracts held by the Fund at September 30, 2012 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	54	Jun-2013	$3
90-Day Euro$	(54)	Jun-2014	(9)
U.S. 2-Year Treasury Note	46	Dec-2013	4
U.S. 5-Year Treasury Note	19	Dec-2013	5
U.S. 10-Year Treasury Note	(229)	Dec-2012	(148)

			$(145)

For the period ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $297,226 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2012.
†	Investment in Affiliated Security.
††

At September 30, 2012, the tax basis cost of the Fund’s investments was $311,522 ($ Thousands), and the unrealized appreciation and depreciation were $10,825 ($ Thousands) and $(149) ($ Thousands), respectively.

‡	Real Estate Investment Trust
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012. The date reported on the Schedule of Investments is the final maturity date.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LP — Limited Partnership

NY — New York

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities TBA — To Be Announced

The following is a list of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$148,574	$—	$148,574
Corporate Obligations	—	63,261	—	63,261
Asset-Backed Securities	—	12,271	—	12,271
Foreign Bonds	—	5,778	—	5,778
U.S. Government Agency
Obligations	—	3,649	—	3,649
Sovereign Debt	—	1,265	—	1,265
U.S. Treasury Obligations	—	77,463	—	77,463
Repurchase Agreement	—	4,700	—	4,700
Cash Equivalent	5,237	—	—	5,237

Total Investments in Securities	$5,237	$316,961	$—	$322,198

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^	$(145)	$—	$—	$(145)

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

September 30, 2012

^Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2012, there were no transfers between Level 2 and Level 1 assets and liabilities.

For the period ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
INVESTMENT COMPANIES — 99.3%
New Covenant Growth Fund†	4,644,732	$158,385
New Covenant Income Fund†	4,448,676	104,589

Total Investment Companies
(Cost $222,113) ($ Thousands)		262,974

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%†*	2,346,066	2,346

Total Cash Equivalent
(Cost $2,346) ($ Thousands)		2,346

Total Investments — 100.2%
(Cost $224,459) ($ Thousands)††		$265,320

Percentages are based on a Net Assets of $264,865 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2012.
†	Investment in Affiliated Security.
††

At September 30, 2012, the tax basis cost of the Fund’s investments was $224,459 ($ Thousands), and the unrealized appreciation and depreciation were $43,276 ($ Thousands) and $(2,415) ($ Thousands), respectively.

Cl — Class

As of September 30, 2012, all of the Fund’s investments are Level 1. For the period ended September 30, 2012, there were no transfers between Levels.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)
INVESTMENT COMPANIES — 98.5%
New Covenant Growth Fund†	837,813	$28,569
New Covenant Income Fund†	2,247,330	52,835

Total Investment Companies
(Cost $72,367) ($ Thousands)		81,404

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%†*	1,161,248	1,161

Total Cash Equivalent
(Cost $1,161) ($ Thousands)		1,161

Total Investments — 99.9%
(Cost $73,528) ($ Thousands)††		$82,565

Percentages are based on a Net Assets of $82,608 ($ Thousands).

*	The rate reported is the 7-day effective yield as of September 30, 2012.
†	Investment in Affiliated Security.
††	At September 30, 2012, the tax basis cost of the Fund’s investments was $73,528 ($ Thousands), and the unrealized appreciation and depreciation were $10,737 ($ Thousands) and $(1,700) ($ Thousands), respectively.

Cl — Class

As of September 30, 2012, all of the Fund’s investments are Level 1. For the period ended September 30, 2012, there were no transfers between Levels.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended 17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: November 29, 2012